SCHEDULE OF SHORT-TERM BANK LOANS (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Line of Credit Facility [Line Items]
Short-term Debt	$ 887,000	$ 564,000
Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Short-term Debt	$ 887,000	$ 564,000